Leases	12 Months Ended
Dec. 31, 2011
Leases
Leases

(8)  Leases

Master Lease Agreement

In conjunction with certain acquisitions, the Company receives payments under master lease agreements pertaining to certain non-revenue producing spaces at the date of acquisition for periods generally ranging from three months to three years after the date of purchase or until the spaces are leased.  As these payments are received, they are recorded as a reduction to the purchase price of the respective property rather than as rental income.  The cumulative amount of such payments was $27,625, $27,366 and $26,577, as of December 31, 2011, 2010 and 2009, respectively.

Operating Leases

The majority of revenues from the Company’s properties consist of rents received under long-term operating leases.  Some leases provide for the payment of fixed base rent paid monthly in advance, and for the reimbursement by tenants to the Company for the tenant’s pro rata share of certain operating expenses including real estate taxes, special assessments, insurance, utilities, common area maintenance, management fees and certain building repairs paid by the landlord and recoverable under the terms of the lease.  Under these leases, the landlord pays all expenses and is reimbursed by the tenant for the tenant’s pro rata share of recoverable expenses paid.  Certain other tenants are subject to net leases which provide that the tenant is responsible for fixed base rent, as well as all costs and expenses associated with occupancy.  Under net leases where all expenses are paid directly by the tenant rather than the landlord, such expenses are not included in the accompanying consolidated statements of operations and other comprehensive loss.  Under net leases where all expenses are paid by the landlord, subject to reimbursement by the tenant, the expenses are included in “Property operating expenses” and reimbursements are included in “Tenant recovery income” in the accompanying consolidated statements of operations and other comprehensive loss.

In certain municipalities, the Company is required to remit sales taxes to governmental authorities based upon the rental income received from properties in those regions.  These taxes may be reimbursed by the tenant to the Company depending upon the terms of the applicable tenant lease.  As with other recoverable expenses, the presentation of the remittance and reimbursement of these taxes is on a gross basis whereby sales tax expenses are included in “Property operating expenses” and sales tax reimbursements are included in “Other property income” in the accompanying consolidated statements of operations and other comprehensive loss.  Such taxes remitted to governmental authorities and reimbursed by tenants were $1,874, $1,928 and $2,015 for the years ended December 31, 2011, 2010 and 2009, respectively.

Minimum lease payments to be received under operating leases, excluding payments under master lease agreements and assuming no expiring leases are renewed, are as follows:

Minimum Lease Payments
2012	$526,380
2013	484,140
2014	416,455
2015	347,893
2016	296,669
Thereafter	1,303,207
Total	$3,374,744

The remaining lease terms range from less than one year to more than 69 years.

In certain properties where there are large tenants, other tenants may have co-tenancy provisions within their leases that provide a right of termination or reduced rent if certain large tenants or “shadow” tenants discontinue operations.  The Company does not expect that such co-tenancy provisions will have a material impact on the future operating results.

The Company leases land under non-cancellable operating leases at certain of its properties expiring in various years from 2018 to 2105.  The related ground lease rent expense is included in “Property operating expenses” in the accompanying consolidated statements of operations and other comprehensive loss.  In addition, the Company leases office space for certain management offices from third parties and subleases its corporate office space from an Inland affiliate.  In the accompanying consolidated statements of operations and other comprehensive loss, office rent expense related to property management operations is included in “Property operating expenses” and office rent expense related to corporate office operations is included in “General and administrative expenses.”

	Years Ended December 31,
	2011	2010	2009
Ground lease rent expense	$10,094	$10,252	$10,074
Office rent expense - related party	$496	$496	$496
Office rent expense - third party	$337	$261	$314

Minimum future rental payments to be paid under the ground leases and office leases are as follows:

Minimum Lease Payments
2012	$7,089
2013	6,558
2014	6,696
2015	6,600
2016	6,699
Thereafter	545,538
Total	$579,180